Notes to the Profit or Loss Statement - Earnings Per Share - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Number of Equity Shares Used In Computing Earnings per Share [abstract]
Consolidated Net Loss	€ (97,890,576)	€ 103,014,058	€ 56,172,121
Weighted-average number of ordinary shares outstanding	32,525,644	31,611,155	31,338,948
Effect of potentially dilutive shares		115,684	52,930